Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, plant and equipment, net
Accounting Policy
Property, plant and equipment are stated at cost, less accumulated depreciation and accumulated impairment losses. Costs of assets manufactured by ASML include direct manufacturing costs, production overhead and interest costs incurred for qualifying assets during the construction period. Property, plant and equipment are depreciated on a straight-line basis in the Consolidated Statements of Operations over their estimated useful lives, except for land which is not depreciated.
The following table shows the respective useful lives for property, plant and equipment:

Category	Estimated useful life

Buildings and constructions	5 - 45 years
Machinery and equipment	1 - 7 years
Leasehold improvements	1 - 10 years
Furniture, fixtures and other equipment	3 - 5 years

Property, plant and equipment is assessed for impairment whenever there is an indication that the carrying amount may not be recoverable using cash flow projections for the useful life.
Property, plant and equipment consist of the following:

(in millions)	Land and buildings €	Machinery and equipment €	Leasehold improvements €	Furniture, fixtures and other equipment €	Total €
Cost
Balance at January 1, 2018	1,641.8	1,159.9	256.6	375.6	3,433.9
Additions	119.6	196.4	21.5	44.6	382.1
Disposals	(57.2)	(16.0)	(3.4)	(4.9)	(81.5)
Net non-cash movements to/from Inventories	—	(38.9)	—	—	(38.9)
Effect of changes in exchange rates	5.6	3.7	0.5	0.9	10.7
Balance at December 31, 2018	1,709.8	1,305.1	275.2	416.2	3,706.3
Additions	321.0	261.1	26.7	64.6	673.4
Disposals	(0.3)	(17.5)	(1.4)	(103.4)	(122.6)
Net non-cash movements to/from Inventories	—	33.9	—	—	33.9
Effect of changes in exchange rates	6.0	5.2	0.5	0.3	12.0
Balance at December 31, 2019	2,036.5	1,587.8	301.0	377.7	4,303.0

Accumulated depreciation and impairment
Balance at January 1, 2018	552.7	742.4	244.5	293.5	1,833.1
Depreciation	92.8	174.8	19.2	28.6	315.4
Impairment charges	1.0	14.4	—	—	15.4
Disposals	(2.5)	(13.3)	(3.0)	(4.5)	(23.3)
Net non-cash movements to/from Inventories	—	(27.8)	—	—	(27.8)
Effect of changes in exchange rates	2.0	1.5	0.2	0.3	4.0
Balance at December 31, 2018	646.0	892.0	260.9	317.9	2,116.8
Depreciation	98.5	166.7	21.3	38.8	325.3
Impairment charges	—	4.7	—	—	4.7
Disposals	(0.2)	(14.8)	(1.2)	(103.3)	(119.5)
Net non-cash movements to/from Inventories	—	(28.7)	—	—	(28.7)
Effect of changes in exchange rates	2.0	2.8	0.3	—	5.1
Balance at December 31, 2019	746.3	1,022.7	281.3	253.4	2,303.7

Carrying amount
December 31, 2018	1,063.8	413.1	14.3	98.3	1,589.5
December 31, 2019	1,290.2	565.1	19.7	124.3	1,999.3

As of December 31, 2019, the carrying amount includes assets under construction for land and buildings of €286.6 million (2018: €79.0 million), machinery and equipment of €85.4 million (2018: €39.1 million), leasehold improvements of €4.5 million (2018: €7.8 million) and furniture, fixtures and other equipment of €7.8 million (2018: €9.3 million).
As of December 31, 2019, the carrying amount of land amounts to €105.7 million (2018: €94.6 million).
The majority of the additions in 2019 in land and buildings as well as furniture, fixtures and office equipment relates to construction of ASML’s logistics facility, office space and parking garages at our headquarters in Veldhoven. Our Veldhoven campus expansion will support continued growth.
The majority of additions in 2019 in machinery and equipment relates to upgrade and expansion of production tooling and investment in prototypes, evaluation and training systems which are similar to those that ASML sells in its ordinary course of business. These systems are capitalized under property, plant and equipment because these are held for own use and for evaluation purposes. These are recorded at cost and depreciated over their expected useful life taking into consideration their residual value. From the time that these assets are no longer held for own use but intended for sale in the ordinary course of business, they are reclassified from property, plant and equipment to inventory at their carrying value.
Net non-cash movements to/from Inventories consists of systems, tooling and equipment which we build in our factory as inventory. When inventory is utilized by R&D, for more than 1 year, it is subsequently moved to PP&E for the period it is being utilized for research and development. When no longer required for R&D activities the equipment is transferred back to inventory at its current net book value and reworked to make ready for sale to our customers.
The Consolidated Statements of Operations include the following depreciation charges:

As of December 31	2017	2018	2019
(in millions)	€	€	€
Cost of Sales	195.7	191.6	196.1
R&D Costs	101.7	105.9	117.2
SG&A	10.8	17.9	12.0
Total Depreciation	308.2	315.4	325.3